COMMON STOCK AND STOCK INCENTIVE PLANS (Details 2) (USD $)		1 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2010 Senior executive officers	Aug. 31, 2011 Top performers at (senior) directors level and key talent below director level	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Aug. 31, 2011 Stock options Board members	Dec. 31, 2012 Stock options Board members	Sep. 30, 2012 Stock options Board members	Dec. 31, 2012 Restricted stock units Senior executive officers	Mar. 31, 2011 Restricted stock units Senior executive officers	Aug. 31, 2011 Restricted stock units Board members	Aug. 31, 2011 Restricted stock units Top performers at (senior) directors level and key talent below director level	Dec. 31, 2011 Restricted stock units Management and employees	Dec. 31, 2012 Performance-based restricted stock units	Mar. 31, 2011 Performance-based restricted stock units Senior executive officers	Aug. 31, 2011 Performance-based restricted stock units Top performers at (senior) directors level and key talent below director level	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Senior executive officers	Sep. 30, 2012 Restricted stock awards Board members	Dec. 31, 2011 Restricted stock awards Management and employees
COMMON STOCK AND STOCK INCENTIVE PLANS
Vesting period		4 years							4 years	4 years										4 years
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)			1,127,000	1,388,000	1,917,000
Options Granted (in shares)			246,000	486,000	218,000	77,805	26,666	36,488
Options Exercised (in shares)				(20,000)	(1,000)
Options Forfeited or Expired (in shares)			(443,000)	(728,000)	(746,000)
Options Outstanding at the end of the period (in shares)			930,000	1,127,000	1,388,000
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)			$ 23.52	$ 15.06	$ 26.94
Options Granted (in dollars per share)			$ 3.24	$ 36.78	$ 6.51	$ 1.39	$ 2.97	$ 3.21
Options Exercised (in dollars per share)				$ 6.27	$ 8.46
Options Forfeited or Expired (in dollars per share)			$ 19.56	$ 16.71	$ 43.05
Options Outstanding at the end of the period (in dollars per share)			$ 20.04	$ 23.52	$ 15.06
Stock-based awards
Number of ordinary shares available for issuance pursuant to future grants	0
Ratio for grant of stock awards that is deducted from the shares available for grant																	1
Number of remaining awards earned (in shares)																	701,000	300,000	1,100,000
Shares
Total nonvested at the beginning of the period (in shares)																	902,000
Granted (in shares)									566,666	89,333	51,138	74,000	144,167	0	134,000	74,000	1,900,000	800,000	500,000	566,666	36,488	200,000
Vested (in shares)																	(701,000)	(300,000)	(1,100,000)
Forfeited (in shares)																	(390,000)
Total nonvested at the end of the period (in shares)																	1,702,000	902,000
Weighted average grant date fair value
Total nonvested at the beginning of the period (in dollars per share)																	$ 5.87
Granted (in dollars per share)																	$ 3.29	$ 5.58	$ 6.75		$ 3.21
Vested (in dollars per share)																	$ 5.60
Forfeited (in dollars per share)																	$ 4.49
Total nonvested at the end of the period (in dollars per share)																	$ 3.43	$ 5.87